Schedule of Warrant Outstanding (Details)	Dec. 31, 2021 $ / shares shares	Apr. 16, 2021 $ / shares	Apr. 16, 2021 $ / shares	Mar. 30, 2021 $ / shares	Mar. 08, 2021 $ / shares	Sep. 15, 2020 $ / shares	Sep. 15, 2020 $ / shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	7,844,329
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)		$ 0.10	$ 0.12	$ 0.10	$ 0.10	$ 0.09	$ 0.12
Warrant Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.16
Maturity date	Mar. 08, 2023
Warrant Exercise Price [Two Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.32
Maturity date	Jun. 06, 2023
Warrant Exercise Price [Three Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	2,576,249
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.08
Maturity date	Sep. 08, 2023
Warrant Exercise Price [Four Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	1,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10
Maturity date	Sep. 08, 2023
Warrant Exercise Price [Five Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	2,358,080
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.08
Maturity date	Sep. 08, 2023
Warrant Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Class of warrant or right outstanding	660,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.10
Maturity date	Sep. 30, 2023